INCOME TAXES - Schedule of Net Operating Loss Carryforwards (Details) $ in Thousands	Dec. 31, 2023 USD ($)
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	$ 231,063
REE Automotive UK Limited
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	8,146
REE Automotive Japan K.K.
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	$ 41